Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Summary of activity of TDR's
Number of Contracts	17
Pre-Modification Recorded Investment	$ 879
Post-Modification Recorded Investment	879
Residential Real Estate [Member]
Summary of activity of TDR's
Number of Contracts	14	14
Pre-Modification Recorded Investment	660	1,011
Post-Modification Recorded Investment	660	1,011
Consumer [Member]
Summary of activity of TDR's
Number of Contracts	2
Pre-Modification Recorded Investment	21
Post-Modification Recorded Investment	21
Commercial Real Estate [Member]
Summary of activity of TDR's
Number of Contracts	1
Pre-Modification Recorded Investment	198
Post-Modification Recorded Investment	$ 198